DEFERRED INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Deferred Income Taxes 1	$ 0
Deferred Income Taxes 2	34.00%
Deferred Income Taxes 3	(2,616,376)
Deferred Income Taxes 4	(2,720,955)
Deferred Income Taxes 5	10,000,000
Deferred Income Taxes 6	10,000,000
Deferred Income Taxes 7	3,600,000
Deferred Income Taxes 8	$ 6,400,000